Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition, Pro Forma Information [Table Text Block]
	For the year ended December 31,
	2011	2012
	(unaudited)	(unaudited)
Revenues	$55,119,450	$31,966,408
Net loss attributable to China Finance Online Co., Limited	(19,392,948)	(13,641,361)

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.18)	$(0.13)
- diluted	$(0.18)	$(0.13)

Securities Consulting License Acquisition By CFO Software [Member]
Schedule of Purchase Price Allocation [Table Text Block]
		Useful life
Purchase price allocation:
Acquired intangible assets:
Securities consulting license	2,751,148	15 years
Deferred tax liabilities	(687,787)
Total purchase price	2,063,361

Acquisition of 70% Interest in "CFO East Win" By CFO Software [Member]
Schedule of Purchase Price Allocation [Table Text Block]
		Useful life
Purchase price allocation:
Cash and cash equivalents	$14,073
Prepaid expenses and current assets	215,868
Accounts receivable	949
Property and equipment, net	625,258
Rental deposit	8,998
Acquired intangible assets:
Securities consulting license	2,065,168	15 years
Completed technology	66,465	5 years
Total assets acquired	2,996,779
Accounts payable	(137,665)
Accrued expenses and other current liabilities	(1,608,027)
Income tax payable	(30,780)
Deferred tax liabilities	(532,908)
Noncontrolling interest	(871,960)
Total net assets	(184,561)
Goodwill	3,033,068
Total	$2,848,507